United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
September 30, 2007

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Willard L. Umphrey
Title:             President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Willard L. Umphrey,   Lincoln, MA             November 5, 2007


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, LLC,
                                        Investment Management


        28-00399                        State Street Boston Corp





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             9

Form 13F Information Table Value Total:           $ 108,994
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Column 1  Column 2       Column 3       Column 4    Column 5               Column 6        Column 7         Column 8
Name of     Title of
Issuer         Class      Cusip          Value     SHRS OR SH PUT         Investment        Other             Voting
                                        (1000)    RN AMT PRN CALL         Discretion      Managers          Authority
                                                                                                             S/Sh/None

BANCO
BRADESCO SA     ADR     059460303        12634          430166   SH          OTHER                             SHARED


CEMEX SA        ADR     151290889       25801         862325  SH             OTHER                             SHARED


COMPANHIA
VALE DO RIO
DOCE            ADR     204412100       17225          605452   SH         OTHER                             SHARED


GERDAU SA       ADR     373737105        4753          181287   SH         OTHER                             SHARED


INFOSYS
TECHNOLOGIES    ADR     456788108        3842           79400   SH         OTHER                             SHARED


ISHARES TR      MSCI    464287234        12240           81900   SH         OTHER                             SHARED


PETROLEO
BRASILEIRO SA
PETRO           ADR    71654V101      12534          193718     SH         OTHER                             SHARED


UNIBANCO
UNIAO DE
BANCOS BR     ADR     90458E107         7766        59031   SH             OTHER                             SHARED


VANGUARD INTL
EQUITY
INDEX FD       ADR     922042858        12199         117800  SH          OTHER                             SHARED
